Long-Term borrowings	6 Months Ended
Jun. 30, 2026
Long-Term borrowings
Long-Term borrowings

5.Long-Term borrowings

Details of the Group’s credit facilities are discussed in Note 12 of the 2025 Annual Report and changes in the six months ended June 30, 2026 are discussed below.

Debt Obligations

		Unamortized	Outstanding
		Deferred	Net of Loan
		Financing Fees	Financing Fees
	Outstanding Balance as	as of June 30,	as of June 30,	Interest Rate
Vessel	of June 30, 2026	2026	2026	(SOFR(S)+Margin)
Milos	$28,175,000	100,703	28,074,297	S+1.75%
Poliegos	24,888,000	187,887	24,700,113	S+1.60%
Kimolos	25,600,000	75,444	25,524,556	S+1.90%
Folegandros	25,600,000	75,444	25,524,556	S+1.90%
Nissos Sikinos	33,337,500	168,935	33,168,565	S+1.85%
Nissos Sifnos	33,337,500	170,155	33,167,345	S+1.85%
Nissos Piperi	44,475,000	265,017	44,209,983	S+1.30%
Nissos Serifopoula	44,475,000	206,967	44,268,033	S+1.30%
Nissos Tigani	45,000,000	331,850	44,668,150	S+1.20%
Nissos Rhenia	50,000,000	316,052	49,683,948	S+1.25%
Nissos Despotiko	50,000,000	421,451	49,578,549	S+1.30%
Nissos Donoussa	50,035,000	732,988	49,302,012	S+1.65%
Nissos Kythnos	51,674,584	150,994	51,523,590	S+1.40%*
Nissos Keros	35,400,000	104,334	35,295,666	S+1.90%
Nissos Anafi	61,000,000	340,422	60,659,578	S+1.40%
Nissos Kea	61,400,000	366,097	61,033,903	S+1.35%
Nissos Nikouria	62,400,000	339,232	62,060,768	S+1.40%
Total	$726,797,584	4,353,972	722,443,612	S+1.49%
Other Finance-lease liabilities			50,171
Total			722,493,783

*Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information. (Note 12 of the 2025 Annual Report).

On December 19, 2025, Omega Twelve Marine Corp., entered into a $45.0 million facility agreement, to finance a portion of the acquisition price of the Nissos Piperi, with Alpha Bank S.A. The Nissos Piperi Facility is priced at 130 basis points over the applicable Term SOFR (or 50 basis points for any outstanding part of the loan in respect of which an amount of at least $1.0 million has been deposited and blocked for the whole of the relevant interest period in a cash collateral account), matures in seven years, and will be repaid in quarterly installments of $0.525 million, together with a balloon installment of $30.3 million at maturity. It is secured by, among other things, a mortgage over the Nissos Piperi, and is guaranteed by Okeanis. The Nissos Piperi Facility was drawn on January 5, 2026.

On December 19, 2025, Omega Fourteen Marine Corp., entered into a $45.0 million facility agreement, to finance a portion of the acquisition price of the Nissos Serifopoula, with National Bank of Greece S.A. The Nissos Serifopoula Facility is priced at 130 basis points over the applicable Term SOFR (or 50 basis points for any outstanding part of the loan in respect of which the equivalent amount has been deposited and blocked for the whole of the relevant interest period in a cash collateral account), matures in eight years, and will be repaid in quarterly installments of $0.525 million, together with a balloon installment of $28.2 million at maturity. It is secured by, among other things, a mortgage over the Nissos Serifopoula, and is guaranteed by Okeanis. The Nissos Serifopoula Facility was drawn on January 12, 2026.

On April 29, 2026, Omega Five Marine Corp. entered into a new $50.0 million senior secured credit facility to finance the option to purchase back the VLCC vessel Nissos Rhenia (the “Nissos Rhenia New Facility”). The Nissos Rhenia New Facility is priced at 125 basis points (or 50 basis points for any outstanding part of the loan in respect of which an amount of at least $1.0 million has been deposited and blocked for the whole of the relevant interest period in a cash collateral account) over the applicable Term SOFR, matures in seven years, and will be repaid in 36 equal consecutive quarterly instalments of approximately $0.825 million each, together with a balloon instalment of approximately $26.9 million payable at maturity. The Nissos Rhenia New Facility is secured by, among other things, security over the Nissos Rhenia, and is guaranteed by Okeanis Eco Tankers Corp. The facility was drawn on April 30, 2026, and the vessel Nissos Rhenia was repurchased from its sale and leaseback financier on May 4, 2026.

On April 30, 2026, Omega Seven Marine Corp. entered into a new $50.0 million senior secured credit facility to finance the option to purchase back the VLCC vessel Nissos Despotiko (the “Nissos Despotiko New Facility”). The Nissos Despotiko New Facility is priced at 130 basis points (or 55 basis points for any outstanding part of the loan in respect of which the equivalent amount has been deposited and blocked for the whole of the relevant interest period in a cash collateral account) over the applicable Term SOFR, matures in nine years, and will be repaid in 36 equal consecutive quarterly instalments of approximately $0.825 million each, together with a balloon instalment of approximately $20.3 million payable at maturity. The Nissos Despotiko New Facility is secured by, among other things, security over the Nissos Despotiko, and is guaranteed by Okeanis Eco Tankers Corp. The facility was drawn on June 8, 2026, and the vessel Nissos Despotiko was repurchased from its sale and leaseback financier on June 10, 2026.

On April 30, 2026, Omega Fifteen Marine Corp. and Omega Sixteen Marine Corp. entered into a $90.0 million facility agreement to finance a portion of the acquisition price of our two recently acquired newbuilding contracts relating to two new Suezmax vessels, each under construction at Daehan Shipbuilding Co., Ltd, named Nissos Tigani and Nissos Vous, with deliveries from the shipyard on May 29, 2026 and July 8, 2026, respectively (the “Nissos Tigani and Nissos Vous Facility”). The Nissos Tigani and Nissos Vous Facility is provided by a syndicate of banks led and arranged by E.SUN Commercial Bank, Ltd. It contains an interest rate of Term SOFR plus 120 basis points, matures in eight years, and will be repaid in 32 quarterly installments of $1.07 million, together with aggregate balloon installments of $55.76 million at maturity, related to both vessels. It is secured by, among other things, mortgages over the Nissos Tigani and the Nissos Vous, and it is guaranteed by the Company. Advance A was drawn on May 26, 2026, and Advance B was drawn on July 2, 2026 (Note 12).

During the six months ended June 30, 2026, the loans relating to the Nissos Rhenia and Nissos Despotiko were refinanced. As a result, the unamortized balance of deferred financing fees of $1.4 million was written off and included in Loss on debt extinguishment in the statement of profit or loss and other comprehensive income. During the six months ended June 30, 2025, the loans relating to the Nissos Kea and Nissos Nikouria were refinanced. As a result, the unamortized balance of the modification gain of $1.1 million was written off and included in Loss on debt extinguishment in the statement of profit or loss and other comprehensive income.

As at June 30, 2026, the loans’ fair values approximate their carrying values.

Lease liabilities connected to Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2026	2025
Office space	$50,171	$60,740
Total	$50,171	$60,740

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2026	2025
No later than one year	$24,965	$24,965
Later than one year and not later than five years	29,125	41,607
Total undiscounted cash flows	$54,090	$66,572
Less: Imputed interest	(3,919)	(5,832)
Carrying value of operating lease liabilities	50,171	60,740

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2025	portion	long-term borrowings	Total
Outstanding loan balance	$472,910,730	$136,860,673	$609,771,403
Loan financing fees	(2,365,986)	(2,366,260)	(4,732,246)
Total	$470,544,744	$134,494,413	$605,039,157

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2026	portion	long-term borrowings	Total
Outstanding loan balance	$673,983,876	$52,813,708	$726,797,584
Loan financing fees	(3,226,281)	(1,127,691)	(4,353,972)
Total	$670,757,595	$51,686,017	$722,443,612

The borrowings are repayable as follows:

USD	As of June 30, 2026	As of December 31, 2025
No later than one year	$52,813,708	$136,860,673
Later than one year and not later than five years	375,933,876	338,510,730
Thereafter	298,050,000	134,400,000
Total	$726,797,584	$609,771,403
Less: Amounts due for settlement within 12 months	(52,813,708)	(136,860,673)
Long-term borrowings, net of current portion	$673,983,876	$472,910,730

As of June 30, 2026, and December 31, 2025, the Group was in compliance with its covenants.